Other financial instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventory	$ (1,014)	$ 1,146
Cost of sales	19,394	(37,963)
Net revenues	(5,727)	9,709
Other income and expenses, net	1,363	7,486
Other comprehensive (loss) income	(1,329)	488
Realized (loss) gain	8,648	(13,137)
Net financial results	(83)	$ (5,640)
Hedging programs for mismatches of quotation periods [member] | Zinc forward [member]
IfrsStatementLineItems [Line Items]
Inventory	(1,014)
Cost of sales	19,394
Net revenues	(2,868)
Other income and expenses, net	743
Other comprehensive (loss) income	(1,329)
Realized (loss) gain	7,385
Hedging programs for sales of zinc at fixed price [member] | Zinc forward [member]
IfrsStatementLineItems [Line Items]
Net revenues	(2,859)
Other income and expenses, net	620
Realized (loss) gain	1,120
Hedging Programs For Interest Rate Risk [Member] | Zinc forward [member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	143
Net financial results	$ (83)